Condensed Consolidated Statements of Cash Flows Consolidated Statements of Cash Flows Parenthetical (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Statement of Cash Flows [Abstract]
Divestment sale of businesses, cash disposed of	$ 57.5